Details of Significant Accounts - Summary of Employee Stock Options (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure Of Significant Accounting Policies [Abstract]
Number of units, Options outstanding at beginning of the year	3,224	3,224	3,729	3,729	3,513
Number of units, Options granted	1,800	1,800	415	415	1,385
Number of units, Options expired	(856)	(856)	(171)	(171)	(831)
Number of units, Options forfeited	(336)	(336)	(749)	(749)	(338)
Number of units, Options outstanding at end of the year	3,832	3,832	3,224	3,224	3,729
Number of units, Options exercisable at end of the year	1,402	1,402	1,669	1,669	1,957
Number of units, Options permitted but not yet granted at end of the year	200	200			415
Weighted-average exercise price, Options outstanding at beginning of the year | (per share)	$ 134	$ 5	$ 152		$ 239
Weighted-average exercise price, Options granted | (per share)	59	2	93		101
Weighted-average exercise price, Options expired | (per share)	191	7	232		379
Weighted-average exercise price, Options forfeited | (per share)	106	4	138		196
Weighted-average exercise price, Options outstanding at end of the year | (per share)	86	3	134	$ 5	152
Weighted-average exercise price, Options exercisable at end of the year | (per share)	$ 116	$ 4	$ 167		$ 188